Offerings	Oct. 24, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable upon the exercise of outstanding options granted under the 2013 Equity Incentive Plan
Amount Registered | shares	20,825,312
Proposed Maximum Offering Price per Unit	0.14
Maximum Aggregate Offering Price	$ 2,915,543.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 446.37
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of EBR Systems, Inc. (the “Registrant”) that become issuable under the Registrant’s 2013 Equity Incentive Plan (the “2013 Plan”), and the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction. Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2013 Plan. No additional stock awards will be granted under the 2013 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The offering price per share and the aggregate offering price are based on $0.14 with respect to outstanding options granted under the 2013 Plan, which is the weighted-average exercise price for outstanding options granted under the 2013 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable upon the exercise of outstanding options granted under the 2021 Equity Incentive Plan
Amount Registered | shares	20,583,838
Proposed Maximum Offering Price per Unit	0.58
Maximum Aggregate Offering Price	$ 11,938,626.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,827.80
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of EBR Systems, Inc. (the “Registrant”) that become issuable under the Registrant’s 2013 Equity Incentive Plan (the “2013 Plan”) and the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction. Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2021 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The offering price per share and the aggregate offering price are based on $0.58 with respect to outstanding options granted under the 2021 Plan, which is the weighted-average exercise price for outstanding options granted under the 2021 Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2021 Equity Incentive Plan
Amount Registered | shares	17,149,894
Proposed Maximum Offering Price per Unit	0.69
Maximum Aggregate Offering Price	$ 11,833,426.86
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,811.70
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of EBR Systems, Inc. (the “Registrant”) that become issuable under the Registrant’s 2013 Equity Incentive Plan (the “2013 Plan”) and the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The offering price per share and the aggregate offering price are based on $0.69, with respect to shares reserved for future grant under the 2021 Plan, which the average of the high and low sale prices per share of the Common Stock on the Australian Securities Exchange (the “ASX”) in equivalent U.S. dollars as of a date October 21, 2024, within 5 business days prior to filing this Registration Statement.